Note 19 - Derivatives	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

19. Derivatives:

(a) Interest rate and Cross-currency swaps that meet the criteria for hedge accounting: The Company manages its exposure to floating interest rates and foreign currencies by entering into interest rate and cross-currency rate swap agreements with varying start and maturity dates.

These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC 815, following the adoption of ASU 2017-12, these interest rate swaps qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in “Other Comprehensive Income” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance cost. The change in the fair value of the interest rate derivative instruments that did not qualify for hedge accounting is recorded in Loss on derivative instruments.

During the year ended December 31, 2021, the Company entered into three interest rate swap agreements with an aggregate notional amount of $225,000, which met hedge accounting criteria according to ASC 815. Furthermore, during the year ended December 31, 2021, the Company entered into two cross-currency swap agreements, which converted the Company’s variability of the interest and principal payments in Euro into USD functional currency cash flows with respect to the Unsecured Bond (Note 11(c)), in order to hedge its exposure to fluctuations deriving from Euro. The two cross-currency swaps are designated as cash flow hedging Instruments for accounting purposes. As of December 31, 2021, the notional amount of the two cross-currency swaps was $122,375 in the aggregate. The principal terms of the two cross-currency swap agreements are as follows:

Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value December 31, 2021 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(5,329)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(4,837)
Total fair value						$(10,166)

During the year ended December 31, 2020, the Company entered into five interest rate swap agreements with an aggregate notional amount of $227,046, which all met hedge accounting criteria according to ASC 815 for non-zero derivative instruments at hedge inception.

During the year ended December 31, 2020, the Company terminated two interest rate derivative instruments and paid the counterparties breakage costs of $6 in aggregate, which are included in Swap breakage costs, net in the accompanying 2020 consolidated statement of operations.

At December 31, 2020 and 2021, the Company had interest rate and cross-currency rate swap agreements with an outstanding notional amount of $257,293 and $569,177, respectively. The fair value of these interest rate swaps outstanding as at December 31, 2020 and 2021 amounted to a liability of $7,093 and a liability of $10,882, respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between February 2022 and March 2031.

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swaps amounts to $6,470.

(b) Interest rate swaps that do not meet the criteria for hedge accounting: During the year ended December 31, 2020, the Company entered into five interest rate swap agreements with an aggregate notional amount of $227,046. These interest rate swap agreements at their inception, did not qualify for hedge accounting and the Company recorded a loss of $2,193, representing the fair value change for the period the swap agreements were not designated in a hedging relationship, which is included in Loss on derivative instruments, net in the accompanying consolidated statement of operations for the year ended December 31, 2020. On March 17, 2020, these five interest rate swap agreements met hedge accounting criteria according to ASC 815 for non-zero derivative instruments. As of December 31, 2021, the Company did not hold any interest rate swaps that do not qualify for hedge accounting.

(c) Foreign currency agreements: As of December 31, 2021, the Company was engaged in six Euro/U.S. dollar forward agreements totaling $15,000 at an average forward rate of Euro/U.S. dollar 1.1668, expiring in monthly intervals up to June 2022.

As of December 31, 2020, the Company was engaged in eight Euro/U.S. dollar forward agreements totaling $16,000 at an average forward rate of Euro/U.S. dollar 1.1962, expiring in monthly intervals up to August 2021.

The total change of forward contracts fair value for the year ended December 31, 2021, was a loss of $866 (gain of $337 for the year ended December 31, 2020 and gain of $124 for the year ended December 31, 2019) and is included in Loss on derivative instruments, net in the accompanying consolidated statements of operations.

The Effect of Derivative Instruments for the years ended
December 31, 2019, 2020 and 2021
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2019	2020	2021
Interest rate and cross-currency rate swaps	$(3,931)	$(8,129)	$382
Reclassification to Interest and finance costs	(1,885)	1,323	6,417
Total	$(5,816)	$(6,806)	$6,799

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2019	2020	2021
Non-hedging interest rate swaps	Loss on derivative instruments, net	$(727)	$(2,283)	$(380)
Forward contracts	Loss on derivative instruments, net	124	337	(866)
Total		$(603)	$(1,946)	$(1,246)

The realized loss on non-hedging interest rate swaps included in “Loss on derivative instruments, net” amounted to ($48), nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively.